Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development	$ 24,100	$ 14,357	$ 7,229
General and administrative	9,710	3,922	2,402
Total operating expenses	33,810	18,279	9,631
Loss from operations	(33,810)	(18,279)	(9,631)
Interest income (expense), net	8	1
Other income (expense), net	(9)	(3)	(1)
Net loss and comprehensive loss	(33,811)	(18,281)	(9,632)
Accretion of redeemable convertible preferred stock to redemption value	(2,294)	(7)	(4)
Net loss attributable to common stockholders	$ (36,105)	$ (18,288)	$ (9,636)
Net loss per share attributable to common stockholders-basic and diluted	$ (1.67)	$ (12.26)	$ (8.62)
Weighted average number of common shares used in net loss per share attributable to common stockholders-basic and diluted	21,574,347	1,492,288	1,118,288